Inventories - Movements in the Provision for Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Inventories details 1 [abstract]
Provisions for losses, beginning	R$ 40,724	R$ 42,587		R$ 37,099
Additions to net realizable value adjustment	2,245			600
Additions of obsolescence and other losses		4,296		3,903
Reversals of obsolescence and other losses	(1,976)	(5,174)
Oxiteno Andina		(985)	[1]	985	[2]
Provisions for losses, ending	R$ 40,993	R$ 40,724		R$ 42,587

[1]	Refers to the asset write-offs of Oxiteno Andina in 2019 (see Note 3.b.6).
[2]	Refers to impairment for subsidiary Oxiteno Andina.